Schedule of secured notes (Details) - 12 months ended Dec. 31, 2021 - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Contractual amendment
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	May 11, 2021	May 11, 2021
Notional amount | R$	R$ 1,569,660
Cost of sales | R$	R$ 62,784
Borrowings, interest rate basis	8.00%	8.00%
[custom:MaturityDate]	June 30, 2026	June 30, 2026
Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional amount | $			$ 300,000
Loan Facility One [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	September 28, 2021	September 28, 2021
Notional amount | R$	R$ 815,910
Cost of sales | R$	R$ 55,140
Borrowings, interest rate basis	8.00%	8.00%
[custom:MaturityDate]	June 30, 2026	June 30, 2026
Loan Facility One [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional amount | $			$ 150,000
Cost of sales | $		$ 11,997
Loan Facility Two [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Cost of sales | $		$ 10,210